..........................
                                                             OMB Approval
                                                      ..........................
                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2006
                                                      Estimated  average  burden
                                                      hours per response....22.8
                                                      ..........................

                          UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                        Washington, DC 20549

                             Form 13F

                          FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2006

              Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.):
              [ ] is a restatement.
              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                         4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Jonathan Savitz
                     Managing Member of Greywolf GP LLC,
                   The General Partner of the Reporting Manager
                                 (914) 251-8200



                              /s/ Jonathan Savitz
                            ------------------------
                               Purchase, New York
                                 August 14, 2006







                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                      Form 13 F Information Table Entry Total:

                                       46

                       Form 13 F Information Table Value Total:

                                 $ 405,771 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                  FORM 13F INFORMATION TABLE

Column 1                      Column 2         Column 3   Column 4 Column 5             Column 6 Column 7  Column 8

                                                          VALUE    SHARES/     SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN  MANAGERS  SOLE        SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AVI BIOPHARMA INC             COM              002346104   1,500      400,000  SH       Other    1            400,000
BALLY TOTAL FITNESS HLDG COR  COM              05873K108     220       32,506  SH       Other    1             32,506
CARMIKE CINEMAS INC           COM              143436400   6,325      300,027  SH       Other    1            300,027
CENDANT CORP                  COM              151313103   3,258      200,000  SH       Other    1            200,000
CHENIERE ENERGY INC           COM NEW          16411R208   5,483      140,600  SH       Other    1            140,600
COMCAST CORP NEW              CL A             20030N101  16,370      500,000  SH       Other    1            500,000
CONSECO INC                   COM NEW          208464883  16,170      700,000  SH       Other    1            700,000
CONSECO INC                   PFD B CV 5.50%   208464867  11,120      400,000  SH       Other    1            400,000
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1  210795PJ3  33,077   19,500,000  PRN      Other    1         19,500,000
CORE MARK HOLDING CO INC      COM              218681104  13,159      367,573  SH       Other    1            367,573
DDI Corp                      COM 0.0001 NEW   233162502  11,866    1,447,077  SH       Other    1          1,447,077
EMBARQ CORP                   COM NEW          29078E105   1,435       35,000  SH       Other    1             35,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200 292577111     692      629,200  SH  CALL Other    1            629,200
ENDEAVOR ACQUISITION CORP     COM              292577103   4,290      600,000  SH       Other    1            600,000
EXPRESSJET HOLDINGS INC       CL A             30218U108  21,185    3,065,800  SH       Other    1          3,065,800
GLOBIX CORP                   COM NEW          37957F200  20,226    4,069,675  SH       Other    1          4,069,675
HANGER ORTHOPEDIC GROUP INC   COM NEW          41043F208   8,025      959,900  SH       Other    1            959,900
HD PARTNERS ACQUISITION CORP  UNIT 99/99/9999  40415K209   4,318      550,000  SH       Other    1            550,000
INTEGRATED ALARM SVCS GROUP   COM              45890M109   6,620    1,680,153  SH       Other    1          1,680,153
INTERNATIONAL COAL GRP INC N  COM              45928H106   3,647      507,197  SH       Other    1            507,197
IPCS INC                      COM NEW          44980Y305  16,967      351,281  SH       Other    1            351,281
IPSCO INC                     COM              462622101  35,434      370,300  SH       Other    1            370,300
LCC INTERNATIONAL INC         CL A             501810105   2,754      738,400  SH       Other    1            738,400
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5   5,063    5,000,000  PRN      Other    1          5,000,000
LEVEL 3 COMMUNICATIONS INC    COM              52729N100   1,332      300,000  SH       Other    1            300,000
MIDWEST AIR GROUP INC         COM              597911106   3,496      692,200  SH       Other    1            692,200
MIRANT CORP NEW               COM              60467R100  12,276      458,045  SH       Other    1            458,045
MIRANT CORP NEW               *W EXP 01/03/201 60467R118   2,995      296,515  SH  CALL Other    1            296,515
MPOWER HOLDING CORP           COM NEW          62473L309   6,636    3,548,900  SH       Other    1          3,548,900
NAPSTER INC                   COM              630797108     862      280,000  SH       Other    1            280,000
NAVIOS MARITIME HOLDINGS INC  *W EXP 09/12/200 Y62196111     888    2,114,800  SH  CALL Other    1          2,114,800
OVERSTOCK COM INC DEL         NOTE 3.750%12/0  690370AB7   4,599    6,500,000  PRN      Other    1          6,500,000
PARTICLE DRILLING TECHNOLOGI  COM              70212G101   3,520    1,000,000  SH       Other    1          1,000,000
PETROLEUM GEO SVCS ASA NEW    SPONSORED ADR    716599105   5,339       85,067  SH       Other    1             85,067
PINNACLE AIRL CORP            NOTE 3.250% 2/1  723443AB3  30,567   34,105,000  PRN      Other    1         34,105,000
PIONEER COS INC               COM NEW          723643300     836       30,647  SH       Other    1             30,647
PRIMEDIA INC                  COM              74157K101     485      264,900  SH       Other    1            264,900
PUTNAM PREMIER INCOME TR      SH BEN INT       746853100  10,754    1,789,400  SH       Other    1          1,789,400
RCN CORP                      COM NEW          749361200  17,216      690,564  SH       Other    1            690,564
RURAL/METRO CORP              COM              781748108   1,050      150,000  SH       Other    1            150,000
SPRINT NEXTEL CORP            COM FON          852061100  17,991      900,000  SH       Other    1            900,000
SUNCOM WIRELESS HLDGS INC     CL A             86722Q108     389      259,200  SH       Other    1            259,200
SYNAGRO TECHNOLOGIES INC      COM NEW          871562203   7,467    1,900,000  SH       Other    1          1,900,000
TIME WARNER INC               COM              887317105   3,460      200,000  SH       Other    1            200,000
UAL CORP                      COM NEW          902549807  20,114      648,435  SH       Other    1            648,435
VONAGE HLDGS CORP             COM              92886T201   4,295      500,000  SH       Other    1            500,000